UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Consumer Discretionary — 17.3%
AutoNation*	487	$26,420
AutoZone*	54	29,097
Bed Bath & Beyond*	941	60,469
Best Buy	1,868	59,570
Cablevision Systems, Cl A	3,264	60,417
CarMax*	568	29,763
Carnival, Cl A	749	28,372
CBS, Cl B	457	27,096
Coach	835	30,753
Comcast, Cl A	536	29,335
Darden Restaurants	1,224	57,920
Delphi Automotive	419	29,154
DIRECTV*	676	58,440
Discovery Communications, Cl A*	383	16,745
Discovery Communications, Cl C*	383	16,457
Dollar General*	463	29,627
Dollar Tree*	529	28,368
DR Horton	1,186	25,713
Expedia	369	31,697
Family Dollar Stores	420	33,529
Ford Motor	3,316	57,731
Fossil Group*	274	27,753
GameStop, Cl A	961	40,554
Gannett	930	31,397
Gap	1,377	63,549
Garmin	476	25,861
General Motors	1,539	53,557
Genuine Parts	329	28,866
Goodyear Tire & Rubber	1,046	27,165
Graham Holdings, Cl B	44	31,627
H&R Block	854	28,635
Harley-Davidson	410	26,060
Harman International Industries	267	30,726
Hasbro	538	28,329
Home Depot	354	33,099
International Game Technology	1,806	30,449
Interpublic Group	1,466	28,631
Johnson Controls	569	27,773
Kohl's	1,080	63,493
L Brands	493	31,478
Leggett & Platt	834	29,265
Lowe's	610	32,031
Macy's	983	61,231
Marriott International, Cl A	449	31,160
Mattel	729	25,143
McDonald's	280	26,242
Newell Rubbermaid	920	30,839
News, Cl A*	1,607	28,323
Nordstrom	422	29,223
Omnicom Group	797	57,392
O'Reilly Automotive*	193	30,104
PetSmart	958	68,564
PulteGroup	1,429	27,465

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

Ralph Lauren, Cl A	183	$30,964
Ross Stores	430	32,431
Scripps Networks Interactive, Cl A	353	28,138
Staples	5,221	60,981
Starwood Hotels & Resorts Worldwide	353	29,843
Target	982	58,989
Time Warner	412	31,736
Time Warner Cable	392	57,989
TJX	537	32,011
Twenty-First Century Fox, Cl A	818	28,974
Urban Outfitters*	841	33,463
Viacom, Cl B	335	27,185
Walt Disney	341	30,649
Whirlpool	410	62,738
Wyndham Worldwide	381	30,838
Wynn Resorts	140	27,003
Yum! Brands	347	25,133
		2,531,722
Consumer Staples — 5.6%
Archer-Daniels-Midland	1,299	64,768
Avon Products	1,956	27,462
Campbell Soup	629	28,192
Clorox	312	27,643
Coca-Cola Enterprises	599	28,620
Colgate-Palmolive	417	26,992
ConAgra Foods	991	31,910
Costco Wholesale	245	29,665
CVS Caremark	378	30,032
Dr Pepper Snapple Group	487	30,642
General Mills	549	29,305
JM Smucker	270	27,702
Kellogg	439	28,522
Kimberly-Clark	256	27,648
Kraft Foods Group	481	28,331
Kroger	579	29,517
Lorillard	466	27,820
Molson Coors Brewing, Cl B	386	28,545
Mondelez International, Cl A	767	27,758
PepsiCo	320	29,597
Philip Morris International	321	27,471
Procter & Gamble	360	29,920
Safeway	835	29,041
Sysco	761	28,789
Tyson Foods, Cl A	782	29,763
Wal-Mart Stores	377	28,464
Whole Foods Market	729	28,533
		812,652
Energy — 11.4%
Anadarko Petroleum	260	29,299
Apache	573	58,349
Baker Hughes	392	27,103
Cameron International*	424	31,516
Chesapeake Energy	1,843	50,130
Chevron	436	56,440
ConocoPhillips	665	54,011

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

Denbury Resources	3,093	$53,261
Devon Energy	359	27,076
Diamond Offshore Drilling	930	40,864
Ensco, Cl A	1,038	52,398
EOG Resources	247	27,140
Equities	266	26,350
Exxon Mobil	560	55,698
FMC Technologies*	464	28,694
Halliburton	411	27,788
Helmerich & Payne	252	26,472
Hess	582	58,840
Kinder Morgan	794	31,966
Marathon Oil	1,437	59,909
Marathon Petroleum	352	32,036
Murphy Oil	866	54,099
Nabors Industries	2,075	56,461
National Oilwell Varco	354	30,596
Newfield Exploration*	652	29,223
Noble	1,710	48,667
Noble Energy	363	26,187
Occidental Petroleum	277	28,733
ONEOK	420	29,484
Paragon Offshore*	570	5,312
Peabody Energy	3,470	55,104
Phillips 66	700	60,914
Pioneer Natural Resources	122	25,455
QEP Resources	851	30,270
Rowan, Cl A	1,807	54,788
Schlumberger	251	27,520
Seventy Seven Energy*	130	3,051
Southwestern Energy*	622	25,614
Spectra Energy	675	28,120
Superior Energy Services	1,588	56,914
Tesoro	486	31,464
Transocean	1,275	49,279
Valero Energy	1,108	59,987
		1,672,582
Financials — 18.0%
ACE	548	58,269
Aflac	911	55,790
Allstate	972	59,768
American Express	299	26,775
American International Group	519	29,095
Ameriprise Financial	478	60,113
Aon	315	27,455
Apartment Investment & Management, Cl A‡	884	30,295
Assurant	860	57,405
Bank of America	3,689	59,356
Bank of New York Mellon	787	30,835
BB&T	729	27,214
Berkshire Hathaway, Cl B*	224	30,744
BlackRock, Cl A	90	29,748
Capital One Financial	692	56,786
CBRE Group, Cl A*	897	28,507
Chubb	309	28,413
Cincinnati Financial	592	28,469

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

Citigroup	1,194	$61,670
Comerica	566	28,493
Discover Financial Services	923	57,567
E*TRADE Financial*	1,361	30,296
Fifth Third Bancorp	2,662	54,318
First Niagara Financial Group	3,311	28,806
Franklin Resources	496	28,034
General Growth Properties‡	1,207	29,656
Genworth Financial, Cl A*	3,275	46,472
Goldman Sachs Group	171	30,628
Hartford Financial Services Group	793	29,381
HCP‡	694	30,071
Host Hotels & Resorts‡	1,294	29,529
Hudson City Bancorp	2,894	28,564
Huntington Bancshares	2,980	29,338
Invesco	761	31,079
JPMorgan Chase	991	58,915
KeyCorp	3,986	54,250
Kimco Realty‡	1,236	29,033
Legg Mason	554	27,323
Leucadia National	1,079	26,900
Lincoln National	554	30,492
Loews	1,301	56,906
MetLife	1,020	55,835
Morgan Stanley	1,771	60,763
NASDAQ OMX Group	758	32,950
Navient	1,620	29,063
Northern Trust	444	30,791
People's United Financial	1,895	28,330
PNC Financial Services Group	321	27,205
Principal Financial Group	1,133	61,511
Progressive	2,251	56,320
Prudential Financial	639	57,318
Regions Financial	5,342	54,221
SLM	6,871	60,877
State Street	419	30,181
SunTrust Banks	1,416	53,921
Torchmark	1,036	56,514
Travelers	603	57,110
Unum Group	1,635	59,301
US Bancorp	658	27,820
Ventas‡	444	29,206
Wells Fargo	1,085	55,812
Weyerhaeuser‡	882	29,944
XL Group, Cl A	872	29,805
Zions Bancorporation	1,924	56,065
		2,623,621
Health Care — 9.1%
Abbott Laboratories	701	29,610
AbbVie	515	28,469
Aetna	345	28,335
Agilent Technologies	491	28,066
Amgen	238	33,172
Baxter International	386	28,942
Becton Dickinson	239	28,004
Boston Scientific*	2,247	28,492
Bristol-Myers Squibb	573	29,023

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

Cardinal Health	820	$60,434
CareFusion*	642	29,474
Celgene*	330	31,357
Cigna	309	29,231
Covidien	313	27,178
CR Bard	195	28,946
DaVita HealthCare Partners*	397	29,648
DENTSPLY International	590	28,146
Edwards Lifesciences*	335	33,252
Eli Lilly	452	28,729
Express Scripts Holding*	825	60,992
Gilead Sciences*	348	37,438
Humana	442	56,903
Intuitive Surgical*	72	33,841
Johnson & Johnson	270	28,007
Laboratory Corp of America Holdings*	282	30,239
McKesson	153	29,840
Medtronic	445	28,413
Merck	485	29,153
Mylan*	552	26,827
PerkinElmer	609	27,314
Pfizer	1,915	56,282
Quest Diagnostics	487	30,783
St. Jude Medical	406	26,629
Stryker	332	27,659
Tenet Healthcare*	597	36,525
UnitedHealth Group	346	29,991
Varian Medical Systems*	339	28,822
Waters*	270	27,926
WellPoint	524	61,051
Zimmer Holdings	271	26,913
		1,330,056
Industrials — 12.0%
3M	199	28,656
ADT	1,649	60,782
AECOM Technology*	887	33,564
Allegion	503	25,869
Boeing	224	28,403
Caterpillar	526	57,371
CH Robinson Worldwide	448	30,581
Cintas	451	29,829
CSX	931	28,777
Cummins	182	26,410
Danaher	360	27,580
Deere	315	26,488
Delta Air Lines	725	28,696
Dover	318	27,943
Dun & Bradstreet	259	30,402
Eaton	370	25,830
Emerson Electric	425	27,208
Equifax	395	31,110
FedEx	188	27,801
Fluor	373	27,561
General Dynamics	244	30,073
General Electric	1,079	28,032
Honeywell International	306	29,141

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

Illinois Tool Works	323	$28,492
Ingersoll-Rand	455	27,391
Iron Mountain‡	940	33,821
Jacobs Engineering Group*	532	28,680
Joy Global	931	58,793
L-3 Communications Holdings, Cl 3	235	25,838
Lockheed Martin	177	30,798
Masco	1,293	30,347
Norfolk Southern	280	29,960
Northrop Grumman	236	30,024
PACCAR	447	28,076
Pall	334	28,179
Parker Hannifin	226	26,103
Pentair	385	26,207
Pitney Bowes	1,027	27,791
Quanta Services*	830	30,162
Raytheon	301	28,998
Republic Services, Cl A	758	29,812
Robert Half International	596	29,925
Rockwell Automation	228	26,587
Ryder System	329	29,722
Southwest Airlines	2,115	67,701
Textron	749	28,462
Tyco International	622	27,754
Union Pacific	285	30,002
United Parcel Service, Cl B	276	26,863
United Technologies	245	26,455
URS	1,265	76,634
Veritiv*	21	935
Waste Management	1,282	60,215
WW Grainger	113	27,821
Xylem	725	27,013
		1,753,668
Information Technology — 11.8%
Accenture, Cl A	343	27,804
Alliance Data Systems*	102	26,993
Apple	316	32,390
Broadcom, Cl A	767	30,204
CA	1,981	55,943
Cisco Systems	1,154	28,838
Citrix Systems*	441	30,985
Computer Sciences	892	53,333
Corning	1,297	27,055
eBay*	256	14,208
Electronic Arts*	781	29,553
EMC	1,084	32,011
F5 Networks*	262	32,538
Fidelity National Information Services	513	29,113
First Solar*	405	28,220
Fiserv*	470	30,301
FLIR Systems	826	27,911
Harris	380	27,128
Hewlett-Packard	1,696	64,448
Intel	925	32,301
Intuit	352	29,279
Jabil Circuit	2,735	59,021

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares	Fair Value

Juniper Networks	1,180	$27,364
KLA-Tencor	408	31,179
Lam Research	428	30,778
MasterCard, Cl A	390	29,566
Microchip Technology	584	28,517
Micron Technology*	883	28,786
Microsoft	677	30,756
Motorola Solutions	428	25,423
NetApp	1,585	66,824
NVIDIA	1,534	29,836
Oracle	705	29,279
Paychex	688	28,655
QUALCOMM	365	27,777
Red Hat*	514	31,313
SanDisk	276	27,037
Seagate Technology	1,004	62,830
Symantec	1,271	30,860
TE Connectivity	466	29,209
Tech Data*	467	31,523
Teradata*	1,362	62,203
Texas Instruments	593	28,571
Total System Services	914	28,754
VeriSign*	560	31,962
Visa, Cl A	139	29,540
Western Digital	621	63,969
Xerox	4,524	62,476
Yahoo!*	856	32,964
		1,717,528
Materials — 6.3%
Air Products & Chemicals	220	29,306
Airgas	261	28,809
Alcoa	3,910	64,945
Allegheny Technologies	661	27,874
Avery Dennison	559	26,905
Ball	917	58,780
Bemis	1,407	57,321
CF Industries Holdings	118	30,405
Domtar	1,306	48,701
Dow Chemical	543	29,078
Eastman Chemical	327	26,968
Freeport-McMoRan, Cl B	796	28,951
International Paper	1,171	56,735
LyondellBasell Industries, Cl A	289	33,047
Mosaic	570	27,223
Newmont Mining	2,291	62,063
Nucor	567	30,800
Owens-Illinois*	826	25,432
PPG Industries	140	28,821
Praxair	217	28,546
Sealed Air	836	30,180
Sherwin-Williams	139	30,317
United States Steel	2,205	85,223
Vulcan Materials	449	28,457
		924,887
Telecommunication Services — 0.8%
AT&T	1,617	56,531

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

Description	Shares/ Face Amount	Fair Value

Verizon Communications	1,154	$57,492
		114,023
Utilities — 7.1%
AES	3,721	56,485
AGL Resources	523	27,881
Ameren	1,421	56,826
American Electric Power	517	27,763
CenterPoint Energy	1,137	28,243
CMS Energy	927	28,310
Consolidated Edison	1,000	57,890
Dominion Resources	407	28,579
DTE Energy	364	28,483
Duke Energy	390	28,856
Edison International	985	58,253
Entergy	704	54,497
Exelon	787	26,302
FirstEnergy	829	28,385
Integrys Energy Group	412	27,971
NextEra Energy	281	27,664
NiSource	723	28,681
Northeast Utilities	610	27,993
NRG Energy	774	23,824
Pepco Holdings	1,043	28,745
PG&E	600	27,888
Pinnacle West Capital	1,010	57,519
PPL	824	28,535
Public Service Enterprise Group	717	26,809
SCANA	535	27,788
Sempra Energy	272	28,824
Southern	637	28,283
TECO Energy	3,153	57,069
Wisconsin Energy	617	27,969
Xcel Energy	898	28,781
		1,041,096

Total Common Stock
(Cost $12,927,257)		14,521,835

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 09/02/14 (Cost $78,175)	$78,175	78,175

Total Investments - 99.9%
(Cost $13,005,432)†		$14,600,010

Percentages are based on Net Assets of $14,617,547.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

Exchange Traded Concepts
Schedule of Investments
Forensic Accounting ETF
August 31, 2014 (Unaudited)

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,521,835	$—	$—	$14,521,835
Time Deposit	—	78,175	—	78,175
Total Investments in Securities	$14,521,835	$78,175	$—	$14,600,010

There have been no transfers between Level 1 and Level 2 assets and liabilities.  It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.  For the period ended August 31, 2014, there were no Level 3 investments.

†	At August 31, 2014, the tax basis cost of the Fund's investments was $13,005,432, and the unrealized appreciation and depreciation were $1,732,644 and $(138,066), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

IDS-QH-001-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 22, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: October 22, 2014